S000079170 [Member] Investment Objectives and Goals - iShares Future Metaverse Tech and Communications ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iShares Future Metaverse Tech and Communications ETF IVRS | NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares Future Metaverse Tech and Communications ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. and non-U.S. companies that provide products and services that are expected to contribute to the metaverse in areas including virtual platforms, social media, gaming, 3D software, digital assets, and virtual and augmented reality.